Finance Cost - Summary of Finance Cost (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Borrowing costs [abstract]
Bank charges	$ 176	RM 776	RM 16,103
Operating lease obligation	5,626	24,768
Other borrowings	5,806	25,560	90,370
Total	$ 11,608	RM 51,104	RM 106,473